Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	€ 3,733	€ 4,109
Work in progress	7,661	8,350
Total	11,394	12,459
Reserve for slow-moving inventory	€ 0	€ 1